Other assets (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other assets
Long-term rental deposits	¥ 69,305		¥ 74,497
Contract assets	52,949		54,446
Prepayments for purchase of property and equipment			815
Subtotal	122,254		129,758
Less: allowance for doubtful accounts	(28,819)		(28,819)
Total	¥ 93,435	$ 12,942	¥ 100,939